OTHER EXPENSES - Other Expenses (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Other expenses	$ 2,828	$ 1,399	$ 11,821	$ 7,254
Computer and Internet
Other expenses	511	905	5,115	4,846
Telephone
Other expenses	237	339	970	1,281
Other Expenses
Other expenses	$ 2,080	$ 155	$ 5,736	$ 1,127